Share-Based Compensation - Schedule of Options Granted (Details) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Options Granted [Line Items]
Number of options, Granted
Weighted average exercise price, Granted
Number of options, Non-vested at beginning of period	3,364	32,010	3,364	38,799
Weighted average exercise price, Non-vested at beginning of period	$ 3,364	$ 66.75	$ 3,364	$ 65.7
Number of options, Vested				(5,975)
Weighted average exercise price, Vested				$ 61.05
Number of options, Forfeited		(150)
Weighted average exercise price, Forfeited		$ 48.15
Number of options, Forfeited and expired				(1,030)
Weighted average exercise price, Forfeited and expired				$ 54.75
Number of options, Non-vested at the end of period	3,364	31,860	3,364	31,860
Number of options, Non-vested at the end of period		31,794		31,794
Weighted average exercise price, Non-vested at the end of period	$ 3,364	$ 66.9	$ 3,364	$ 66.9
Stock Option Plan [Member]
Schedule of Options Granted [Line Items]
Number of options, Outstanding at beginning of period	177,960	191,754	182,547	193,201
Weighted average exercise price, Outstanding at beginning of period	$ 102.09	$ 80.7	$ 80.45	$ 80.55
Number of options, Granted
Weighted average exercise price, Granted
Number of options, Forfeited and expired		(334)	(4,587)	(1,781)
Weighted average exercise price, Forfeited and expired		$ 65.7	$ 102.09	$ 63.75
Number of options, Outstanding at end of period	177,960	191,420	177,960	191,420
Weighted average exercise price, Outstanding at end of period	$ 102.09	$ 80.7	$ 102.09	$ 80.7
Weighted average exercise price, Outstanding at end of period	$ 79.89	$ 80.7	$ 79.89	$ 80.7
Number of options, Exercisable at end of period	174,596	159,561	174,596	159,561
Weighted average exercise price, Exercisable at end of period	$ 80.01	$ 83.4	$ 80.01	$ 83.4